EARNINGS PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Schedule of Basic Earnings Per Share and Diluted Earnings Per Share [Line Items]
Shares excluded in computation of diluted EPS	1,401,687	1,783,636	1,382,531
Stock Options [Member] | Yitel [Member]
Schedule of Basic Earnings Per Share and Diluted Earnings Per Share [Line Items]
Shares excluded in computation of diluted EPS	1,998,557	4,559,546	2,475,990
Convertible Notes [Member]
Schedule of Basic Earnings Per Share and Diluted Earnings Per Share [Line Items]
Shares excluded in computation of diluted EPS		7,454,208	7,454,208